Other Information (Tables)	12 Months Ended
Dec. 31, 2018
Additional Financial Information Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

The principal components of accounts payable and accrued liabilities are:

	2018	2017
Due to related parties (note 4)	$—	$1,386
Accrued interest	20,276	14,614
Accounts payable and other accrued liabilities	49,935	47,220
	$70,211	$63,220

Schedule of Supplemental Cash Flow Information

(b)	Supplemental cash flow information:
	2018	2017	2016
Interest paid on debt	$194,316	$111,180	$109,272
Interest received	3,737	6,829	8,041
Undrawn credit facility fee paid	619	2,444	2,856
Non-cash transactions:
Dividend reinvestment	22,807	21,785	4,359
Arrangement and transaction fees settled in shares (note 14)	2,326	4,199	6,393
Acquisition of time charters through novation from GCI	—	—	16,200
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	—	—	107,500
Capital contribution through settlement of loans to affiliate	—	6,667	—
Carrying value of previously held equity in GCI settled on acquisition (note 3)	61,891	—	—
Issuance of Class A common shares on acquisition (note 3)	13,908	—	—
Issuance of New Warrants (note 4)	67,523	—	—
Issuance of Series D preferred shares on acquisition (note 3)	47,158	—	—
Offset of swaption against swap liability termination	—	10,852	—
Recognition of fair value of bareboat charters	—	—	16,200
Repayment of debt from sale-leaseback transaction proceeds	—	53,247	—
Settlement of GCI transaction fees paid by the Company (note 3)	15,224	—	—
Settlement of loans to affiliate, accrued interest and other intercompany balances on acquisition (note 3)	38,849	—	—

Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2018	2017	2016
Cash and cash equivalents	$357,327	$253,176	$367,901
Restricted cash included in other assets (note 8)	14,067	14,060	14,059
Total cash, cash equivalents and restricted cash	$371,394	$267,236	$381,960